Expense Example, No Redemption - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Real Estate Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 497
3 Years	703
5 Years	925
10 Years	1,564
Fidelity Advisor Real Estate Income Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,853
Fidelity Advisor Real Estate Income Fund - Class M
Expense Example, No Redemption:
1 Year	499
3 Years	709
5 Years	936
10 Years	1,587
Fidelity Advisor Real Estate Income Fund - Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Real Estate Income Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750